Provisions - Summary Of Changes In Asset Retirement Obligation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 68,402	₩ 66,485	₩ 67,200
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	3,235	806	2,729
Provisions used	(5,066)	(2,958)	(2,276)
Reversal of provisions unused	(947)	(106)	(2,926)
Unwinding of discount	495	459	435
Business combination	0	219	329
Increase (decrease) of restoration expense, etc.	14,658	3,497	994
Ending balance	₩ 80,777	₩ 68,402	₩ 66,485
Description of expected timing of outflows, other provisions	The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.